Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent events
Subsequent events

8) Subsequent events

On July 9, 2021, TotalEnergies executed a Share Purchase Agreement with PDVSA for the sale of its 30.323% interest in the share capital of Petrocedeño in Venezuela.

The contractual conditions necessary to close this transaction are the approval of the Venezuelan Ministry of Petroleum (MINPET) and the approval of the Board of Directors of TotalEnergies SE.

The Board of Directors of TotalEnergies SE approved this transaction on July 28, 2021.